Summary of significant accounting policies - Concentration of customers and concentration of suppliers (Parenthetical) (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue | Concentration of customers
Summary of significant accounting policies
Concentration risk percentage	10.00%	10.00%
Research and Development Expenses | Concentration of suppliers
Summary of significant accounting policies
Concentration risk percentage	10.00%	10.00%